Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended	162 Months Ended	169 Months Ended	173 Months Ended	219 Months Ended	267 Months Ended	318 Months Ended	361 Months Ended	372 Months Ended
	May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Boston Trust Asset Management Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%								10.38%
Performance Inception Date	Dec. 01, 1995
Boston Trust Asset Management Fund | Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)	2.16%								4.28%
Performance Inception Date	Dec. 01, 1995
Boston Trust Asset Management Fund | Bloomberg U.S. Treasury Bellwethers: 3 Month (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	3.23%	2.21%								2.46%
Performance Inception Date	Dec. 01, 1995
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.92%	7.22%	9.19%								8.19%
Performance Inception Date	Dec. 01, 1995
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.14%	5.75%	7.98%								7.12%
Performance Inception Date	Dec. 01, 1995
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.59%	5.54%	7.32%								6.72%
Performance Inception Date	Dec. 01, 1995
Boston Trust Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%						11.05%
Performance Inception Date	Oct. 01, 2003
Boston Trust Equity Fund | Boston Trust Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.90%	10.10%	12.39%						9.64%
Performance Inception Date	Oct. 01, 2003
Boston Trust Equity Fund | Boston Trust Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.12%	9.24%	11.57%						9.05%
Performance Inception Date	Oct. 01, 2003
Boston Trust Equity Fund | Boston Trust Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.53%	7.94%	10.16%						8.24%
Performance Inception Date	Oct. 01, 2003
Boston Trust Midcap Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%					10.49%
Performance Inception Date	Sep. 24, 2007
Boston Trust Midcap Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%					9.10%
Performance Inception Date	Sep. 24, 2007
Boston Trust Midcap Fund | Boston Trust Midcap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	7.66%	10.16%					9.17%
Performance Inception Date	Sep. 24, 2007
Boston Trust Midcap Fund | Boston Trust Midcap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	6.24%	8.83%					8.15%
Performance Inception Date	Sep. 24, 2007
Boston Trust Midcap Fund | Boston Trust Midcap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	5.90%	8.09%					7.57%
Performance Inception Date	Sep. 24, 2007
Boston Trust SMID Cap Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%			14.51%
Performance Inception Date	Nov. 30, 2011
Boston Trust SMID Cap Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	7.26%	10.40%			11.31%
Performance Inception Date	Nov. 30, 2011
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.73%	7.58%	10.25%			10.15%
Performance Inception Date	Nov. 30, 2011
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.25%	6.90%	9.54%			9.27%
Performance Inception Date	Nov. 30, 2011
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	5.84%	8.27%			8.26%
Performance Inception Date	Nov. 30, 2011
Boston Trust Walden Balanced Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%							8.30%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Balanced Fund | Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)	2.16%							4.09%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Balanced Fund | Bloomberg U.S. Treasury Bellwethers: 3 Month (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	3.23%	2.21%							2.09%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Balanced Fund | Boston Trust Walden Balanced Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.66%	6.46%	8.45%							6.09%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Balanced Fund | Boston Trust Walden Balanced Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	5.12%	7.48%							5.38%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Balanced Fund | Boston Trust Walden Balanced Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	4.92%	6.75%							4.96%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%							8.30%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Equity Fund | Boston Trust Walden Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.34%	9.88%	12.19%							7.87%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Equity Fund | Boston Trust Walden Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.55%	8.66%	11.11%							7.22%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Equity Fund | Boston Trust Walden Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.89%	7.73%	9.94%							6.65%
Performance Inception Date	Jun. 18, 1999
Boston Trust Walden Midcap Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%				13.90%
Performance Inception Date	Aug. 01, 2011
Boston Trust Walden Midcap Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%				11.38%
Performance Inception Date	Aug. 01, 2011
Boston Trust Walden Midcap Fund | Boston Trust Walden Midcap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	7.97%	10.23%				10.32%
Performance Inception Date	Aug. 01, 2011
Boston Trust Walden Midcap Fund | Boston Trust Walden Midcap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	6.67%	8.95%				9.24%
Performance Inception Date	Aug. 01, 2011
Boston Trust Walden Midcap Fund | Boston Trust Walden Midcap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	6.14%	8.15%				8.47%
Performance Inception Date	Aug. 01, 2011
Boston Trust Walden SMID Cap Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%		14.56%
Performance Inception Date	Jun. 28, 2012
Boston Trust Walden SMID Cap Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	7.26%	10.40%		11.37%
Performance Inception Date	Jun. 28, 2012
Boston Trust Walden SMID Cap Fund | Boston Trust Walden SMID Cap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.32%	7.45%	10.08%		10.39%
Performance Inception Date	Jun. 28, 2012
Boston Trust Walden SMID Cap Fund | Boston Trust Walden SMID Cap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.07%)	6.78%	9.25%		9.49%
Performance Inception Date	Jun. 28, 2012
Boston Trust Walden SMID Cap Fund | Boston Trust Walden SMID Cap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.47%	5.79%	8.11%		8.47%
Performance Inception Date	Jun. 28, 2012
Boston Trust Walden Small Cap Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%									11.01%
Performance Inception Date	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%									9.14%
Performance Inception Date	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		(4.01%)	6.75%	9.74%									10.22%
Performance Inception Date	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.96%)	5.44%	8.17%									9.30%
Performance Inception Date	Dec. 31, 1994
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.67%)	5.16%	7.64%									8.92%
Performance Inception Date	Dec. 31, 1994
Boston Trust Walden International Equity Fund | MSCI World ex-USA Index (net) (reflects deduction for withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%	8.55%	7.23%
Performance Inception Date	Jun. 09, 2015
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.63%	7.61%	7.28%	6.36%
Performance Inception Date	Jun. 09, 2015
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.86%	7.31%	7.01%	6.10%
Performance Inception Date	Jun. 09, 2015
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.69%	6.15%	6.00%	5.22%
Performance Inception Date	Jun. 09, 2015